BUSINESS COMBINATIONS - Summary of the preliminary fair value calculation of the consideration transferred (Details) - Avon Products, Inc R$ / shares in Units, R$ in Thousands		Jan. 03, 2020 BRL (R$) R$ / shares shares		Dec. 31, 2020 BRL (R$)
Summary of the preliminary fair value calculation of the consideration transferred
Number of Avon common shares outstanding as of January 3, 2020 | shares		536,383,776
Multiplied by the exchange ratio of 0.600 entity shares per each acquiree common share		321,830,266
Multiplied by the market price of entity shares | R$ / shares		R$ 410
Consideration in the issuance of shares		R$ 13,195,041,000
Consideration transferred adjustment	[1]	171,073,000
Fair value of estimated consideration to be transferred		R$ 13,366,114	[2]	R$ 13,366,114
Exchange ratio per each common share of acquiree		0.600
Settlements of share-based payment plan, consideration recognised		R$ 80
Stock option plans liquidated for consideration recognised		R$ 91

[1]	Related to the effects of replacements and settlements of share-based payment plans, of which the amount of R$80 thousand refers to the share-based payment plans of Avon, in which it was substituted by Natura &Co, and R$ 91 thousand refers to the stock option plans liquidated as a result of the conclusion of the transaction. These are pre-combination installments that were regarded as a transferred compensation.
[2]	Refers to the fair value of the acquired shares, which is the amount disbursed on the shares exchange.